Loss per share (Tables)	3 Months Ended
Mar. 31, 2025
Loss per share [Abstract]
Loss Per Share
	Three months ended March 31,
	2025	2024
Loss attributable to shareholders (in $’000)	(10,812)	(7,666)
Weighted average number of shares in issue	58,028,145	52,028,145
Basic and diluted loss per share (in USD)	(0.19)	(0.15)